RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Apr. 30, 2022
Related Party Transaction [Line Items]
Fnancial assets receivable, allowance for credit losses (reversal of credit loss)	¥ 385	¥ 1,250
Right-of-use assets	31,195	52,759		$ 4,461
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	550,000	120,003	¥ 13,906
Shanghai Jiayin Finance Services Co., Ltd
Related Party Transaction [Line Items]
Lease period					12 months
Shanghai Jiajie Assets Management Co., Ltd
Related Party Transaction [Line Items]
Non-interest bearing loan	250,000
Interest bearing loan	¥ 300,000
Fixed annual interest rate	3.00%			3.00%
Shanghai Jiajie Assets Management Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	¥ 550,000	120,000
New Dream Capital Holdings Limited
Related Party Transaction [Line Items]
Interest bearing loan	¥ 21,818
Fixed annual interest rate	8.00%			8.00%
Unpaid dividends | $				$ 142,635
Loans payable | $				$ 22,550
Sunshinewoods Holdings Limited
Related Party Transaction [Line Items]
Interest bearing loan	¥ 14,653	27,335
Repayment of interest bearing loan		¥ 5,828
Fixed annual interest rate	8.00%	8.00%		8.00%
Unpaid dividends | $				$ 30,546
Loans payable | $				$ 38,006